Summary of Movement in Provisions for Unpaid Claims (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	$ 4,686	$ 4,879
Claims costs for current accident year	3,807	3,242
Prior accident years claims development (favourable) unfavourable	(503)	(490)
Discount rate	(17)	(335)
Provision for adverse deviation	(36)	(35)
Claims and related expenses	3,251	2,382
Current accident year	(1,799)	(1,449)
Prior accident years	(1,447)	(1,126)
Cash paid for claims	(3,246)	(2,575)
Balance as at end of year	4,691	4,686
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	4,879	5,096
Claims costs for current accident year	3,807	3,292
Prior accident years claims development (favourable) unfavourable	(458)	(446)
Discount rate	(15)	(340)
Provision for adverse deviation	(39)	(35)
Claims and related expenses	3,295	2,471
Current accident year	(1,799)	(1,449)
Prior accident years	(1,550)	(1,218)
Cash paid for claims	(3,349)	(2,667)
Increase (decrease) in reinsurance/other recoverables	(1)	(21)
Balance as at end of year	4,824	4,879
Reinsurance/ other recoverable [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	193	217
Claims costs for current accident year		50
Prior accident years claims development (favourable) unfavourable	45	44
Discount rate	2	(5)
Provision for adverse deviation	(3)
Claims and related expenses	44	89
Prior accident years	(103)	(92)
Cash paid for claims	(103)	(92)
Increase (decrease) in reinsurance/other recoverables	(1)	(21)
Balance as at end of year	$ 133	$ 193